Segment Information - Supplemental Geographical Information Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Sales revenue	¥ 14,931,009	¥ 15,888,617	¥ 15,361,146
Operating profit (loss)	633,637	726,370	833,558
Assets	20,461,465	20,419,122	19,349,164
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	8,584,666	8,337,705	8,061,102
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	14,931,009	15,888,617	15,361,146
Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	0
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,003,416	2,695,603	2,580,515
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,307,523	2,394,584	2,240,033
Geographical consolidation [member]
Disclosure of geographical areas [line items]
Sales revenue	18,305,663	19,836,393	19,041,047
Operating profit (loss)	649,003	719,976	827,680
Assets	20,324,351	20,305,056	19,385,593
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	8,584,666	8,337,705	8,061,102
Geographical consolidation [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	14,931,009	15,888,617	15,361,146
Geographical consolidation [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	3,374,654	3,947,776	3,679,901
Geographical consolidation [member] | Japan [member]
Disclosure of geographical areas [line items]
Sales revenue	4,422,934	4,848,313	4,480,684
Operating profit (loss)	(28,162)	10	86,916
Assets	4,889,920	4,546,640	4,405,523
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,003,416	2,695,603	2,580,515
Geographical consolidation [member] | Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,307,523	2,394,584	2,240,033
Geographical consolidation [member] | Japan [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	2,115,411	2,453,729	2,240,651
Geographical consolidation [member] | North America [member]
Disclosure of geographical areas [line items]
Sales revenue	8,556,819	9,023,964	8,584,605
Operating profit (loss)	305,315	299,750	278,476
Assets	11,375,801	11,418,194	10,651,191
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	4,755,072	4,740,675	4,530,019
Geographical consolidation [member] | North America [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	8,167,345	8,526,733	8,067,455
Geographical consolidation [member] | North America [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	389,474	497,231	517,150
Geographical consolidation [member] | Europe [member]
Disclosure of geographical areas [line items]
Sales revenue	772,569	927,424	917,214
Operating profit (loss)	14,996	(6,620)	15,837
Assets	689,158	694,606	727,045
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	58,735	65,500	105,649
Geographical consolidation [member] | Europe [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	561,856	652,335	680,497
Geographical consolidation [member] | Europe [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	210,713	275,089	236,717
Geographical consolidation [member] | Asia [member]
Disclosure of geographical areas [line items]
Sales revenue	3,859,701	4,272,239	4,221,020
Operating profit (loss)	319,565	404,220	402,620
Assets	2,851,027	3,024,357	2,942,053
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	658,397	691,211	683,006
Geographical consolidation [member] | Asia [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	3,207,470	3,557,338	3,541,680
Geographical consolidation [member] | Asia [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	652,231	714,901	679,340
Geographical consolidation [member] | Other regions [member]
Disclosure of geographical areas [line items]
Sales revenue	693,640	764,453	837,524
Operating profit (loss)	37,289	22,616	43,831
Assets	518,445	621,259	659,781
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	109,046	144,716	161,913
Geographical consolidation [member] | Other regions [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	686,815	757,627	831,481
Geographical consolidation [member] | Other regions [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	6,825	6,826	6,043
Reconciling items [member]
Disclosure of geographical areas [line items]
Sales revenue	(3,374,654)	(3,947,776)	(3,679,901)
Operating profit (loss)	(15,366)	6,394	5,878
Assets	137,114	114,066	(36,429)
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	0
Reconciling items [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	0
Reconciling items [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ (3,374,654)	¥ (3,947,776)	¥ (3,679,901)